Quarterly Holdings Report
for

Fidelity Flex® Funds

Fidelity Flex® Large Cap Value Fund (formerly Fidelity Flex® Large Cap Value II Fund)

January 31, 2021

FLV-QTLY-0321
1.9893831.101

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
COMMUNICATION SERVICES - 8.3%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.	17,199	$492,407
Lumen Technologies, Inc.	11,634	144,029
Verizon Communications, Inc.	10,017	548,431
		1,184,867
Entertainment - 2.3%
Activision Blizzard, Inc.	789	71,799
Cinemark Holdings, Inc.	9,033	182,828
Electronic Arts, Inc.	988	141,482
Madison Square Garden Entertainment Corp. (a)	227	20,146
Madison Square Garden Sports Corp. (a)	480	77,707
The Walt Disney Co.	3,769	633,833
		1,127,795
Interactive Media & Services - 2.1%
Alphabet, Inc.:
Class A (a)	190	347,198
Class C (a)	271	497,486
Zillow Group, Inc. Class C (a)	1,150	150,029
		994,713
Media - 1.4%
Comcast Corp. Class A	9,665	479,094
Liberty Media Corp.:
Liberty Media Class A (a)	135	4,894
Liberty SiriusXM Series A (a)	2,908	117,541
Liberty SiriusXM Series C (a)	1,940	78,686
		680,215
Wireless Telecommunication Services - 0.0%
Telephone & Data Systems, Inc.	690	12,938
U.S. Cellular Corp. (a)	74	2,307
		15,245

TOTAL COMMUNICATION SERVICES		4,002,835

CONSUMER DISCRETIONARY - 8.7%
Auto Components - 0.0%
BorgWarner, Inc.	148	6,215
Automobiles - 0.7%
Ford Motor Co.	19,180	201,965
General Motors Co.	2,849	144,387
		346,352
Distributors - 0.2%
LKQ Corp. (a)	2,667	93,585
Diversified Consumer Services - 0.0%
Graham Holdings Co.	16	9,090
Hotels, Restaurants & Leisure - 3.2%
Carnival Corp.	11,213	209,347
Hilton Worldwide Holdings, Inc.	1,385	140,425
Hyatt Hotels Corp. Class A	1,780	116,875
McDonald's Corp.	609	126,575
MGM Resorts International	3,062	87,451
Norwegian Cruise Line Holdings Ltd. (a)	5,041	114,179
Royal Caribbean Cruises Ltd.	3,521	228,865
Starbucks Corp.	492	47,631
Vail Resorts, Inc.	975	259,311
Wyndham Destinations, Inc.	2,852	126,172
Wynn Resorts Ltd.	498	49,566
Yum! Brands, Inc.	426	43,235
		1,549,632
Household Durables - 2.1%
D.R. Horton, Inc.	4,039	310,195
Lennar Corp. Class A	1,730	143,850
M.D.C. Holdings, Inc.	1,600	83,232
Meritage Homes Corp. (a)	1,085	87,082
Mohawk Industries, Inc. (a)	79	11,344
Newell Brands, Inc.	3,652	87,721
NVR, Inc. (a)	6	26,679
PulteGroup, Inc.	4,861	211,454
Taylor Morrison Home Corp. (a)	2,294	59,598
		1,021,155
Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc. (a)	13	41,681
Leisure Products - 0.4%
Brunswick Corp.	907	78,419
Polaris, Inc.	792	92,403
		170,822
Multiline Retail - 0.9%
Dollar Tree, Inc. (a)	830	84,378
Target Corp.	2,033	368,319
		452,697
Specialty Retail - 0.9%
Advance Auto Parts, Inc.	45	6,711
AutoNation, Inc. (a)	1,273	90,739
Dick's Sporting Goods, Inc.	1,662	111,371
Foot Locker, Inc.	718	31,463
The Aaron's Co., Inc. (a)	751	12,722
The Home Depot, Inc.	592	160,325
		413,331
Textiles, Apparel & Luxury Goods - 0.2%
Carter's, Inc.	322	28,349
Tapestry, Inc.	1,573	49,738
		78,087

TOTAL CONSUMER DISCRETIONARY		4,182,647

CONSUMER STAPLES - 7.4%
Beverages - 1.4%
Molson Coors Beverage Co. Class B	2,291	114,917
PepsiCo, Inc.	1,023	139,711
The Coca-Cola Co.	8,651	416,546
		671,174
Food & Staples Retailing - 1.6%
Kroger Co.	342	11,799
Walmart, Inc.	5,374	754,993
		766,792
Food Products - 1.8%
Archer Daniels Midland Co.	3,736	186,837
Bunge Ltd.	749	49,015
Conagra Brands, Inc.	1,040	35,984
General Mills, Inc.	135	7,844
Ingredion, Inc.	121	9,132
Mondelez International, Inc.	3,370	186,833
The Hershey Co.	262	38,105
The Kraft Heinz Co.	1,217	40,782
TreeHouse Foods, Inc. (a)	322	13,598
Tyson Foods, Inc. Class A	4,673	300,521
		868,651
Household Products - 1.9%
Colgate-Palmolive Co.	2,039	159,042
Kimberly-Clark Corp.	490	64,729
Procter & Gamble Co.	5,290	678,231
Reynolds Consumer Products, Inc.	267	8,010
		910,012
Personal Products - 0.2%
Coty, Inc. Class A	16,174	103,028
Nu Skin Enterprises, Inc. Class A	106	6,134
		109,162
Tobacco - 0.5%
Philip Morris International, Inc.	2,980	237,357

TOTAL CONSUMER STAPLES		3,563,148

ENERGY - 5.6%
Energy Equipment & Services - 1.0%
Halliburton Co.	3,705	65,319
NOV, Inc.	621	7,688
Schlumberger Ltd.	14,355	318,825
TechnipFMC PLC	6,835	73,066
		464,898
Oil, Gas & Consumable Fuels - 4.6%
Chevron Corp.	7,959	678,107
Cimarex Energy Co.	2,125	89,633
ConocoPhillips Co.	6,339	253,750
Devon Energy Corp.	2,853	46,960
Diamondback Energy, Inc.	115	6,519
EOG Resources, Inc.	6,623	337,508
EQT Corp.	2,900	47,299
Exxon Mobil Corp.	8,426	377,822
Kinder Morgan, Inc.	8,329	117,272
Marathon Oil Corp.	5,803	42,014
Occidental Petroleum Corp.	1,768	35,466
Pioneer Natural Resources Co.	1,621	195,979
		2,228,329

TOTAL ENERGY		2,693,227

FINANCIALS - 19.7%
Banks - 7.6%
Associated Banc-Corp.	482	8,647
Bank of America Corp.	26,145	775,199
Citigroup, Inc.	9,821	569,520
Citizens Financial Group, Inc.	3,345	121,892
JPMorgan Chase & Co.	10,383	1,335,981
M&T Bank Corp.	638	84,516
Popular, Inc.	471	26,729
Regions Financial Corp.	8,082	137,475
U.S. Bancorp	1,113	47,692
Umpqua Holdings Corp.	2,839	41,194
Wells Fargo & Co.	17,903	534,942
Wintrust Financial Corp.	140	8,427
		3,692,214
Capital Markets - 4.3%
Bank of New York Mellon Corp.	8,106	322,862
BlackRock, Inc. Class A	74	51,893
Charles Schwab Corp.	5,007	258,061
Federated Hermes, Inc. Class B (non-vtg.)	809	21,843
Franklin Resources, Inc.	383	10,069
Goldman Sachs Group, Inc.	1,347	365,266
Intercontinental Exchange, Inc.	1,207	133,192
Invesco Ltd.	4,304	88,619
LPL Financial	915	99,131
Morgan Stanley	7,441	498,919
State Street Corp.	3,101	217,070
Stifel Financial Corp.	222	11,504
		2,078,429
Consumer Finance - 1.6%
Ally Financial, Inc.	507	19,185
Capital One Financial Corp.	3,428	357,403
OneMain Holdings, Inc.	1,683	78,360
SLM Corp.	9,579	132,957
Synchrony Financial	5,074	170,740
		758,645
Diversified Financial Services - 2.6%
Berkshire Hathaway, Inc. Class B (a)	5,285	1,204,293
Jefferies Financial Group, Inc.	1,548	36,146
		1,240,439
Insurance - 3.3%
AFLAC, Inc.	180	8,132
Allstate Corp.	2,550	273,309
American Financial Group, Inc.	1,007	94,799
Chubb Ltd.	982	143,048
First American Financial Corp.	4,075	213,082
FNF Group	4,435	160,991
Hanover Insurance Group, Inc.	309	34,753
Hartford Financial Services Group, Inc.	3,514	168,742
Markel Corp. (a)	23	22,298
Old Republic International Corp.	1,731	31,331
Primerica, Inc.	467	65,058
Progressive Corp.	1,652	144,038
Selective Insurance Group, Inc.	482	31,320
Unum Group	4,312	100,168
W.R. Berkley Corp.	1,113	69,162
Willis Towers Watson PLC	135	27,397
		1,587,628
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp.	849	13,244
Starwood Property Trust, Inc.	1,033	19,379
		32,623
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp.	7,168	84,009
Radian Group, Inc.	1,266	24,307
		108,316

TOTAL FINANCIALS		9,498,294

HEALTH CARE - 15.0%
Biotechnology - 1.3%
AbbVie, Inc.	1,817	186,206
Alexion Pharmaceuticals, Inc. (a)	79	12,113
Amgen, Inc.	43	10,381
Biogen, Inc. (a)	599	169,283
Gilead Sciences, Inc.	3,626	237,866
United Therapeutics Corp. (a)	81	13,269
		629,118
Health Care Equipment & Supplies - 5.5%
Abbott Laboratories	4,928	609,052
Baxter International, Inc.	170	13,061
Becton, Dickinson & Co.	781	204,458
Boston Scientific Corp. (a)	2,262	80,165
Danaher Corp.	2,685	638,600
Hill-Rom Holdings, Inc.	1,637	157,217
Hologic, Inc. (a)	3,452	275,228
Medtronic PLC	5,736	638,589
		2,616,370
Health Care Providers & Services - 2.6%
Anthem, Inc.	550	163,339
Cigna Corp.	649	140,865
CVS Health Corp.	6,518	467,015
DaVita HealthCare Partners, Inc. (a)	606	71,126
Humana, Inc.	531	203,431
McKesson Corp.	952	166,095
UnitedHealth Group, Inc.	140	46,701
		1,258,572
Life Sciences Tools & Services - 1.0%
Bio-Rad Laboratories, Inc. Class A (a)	15	8,607
PerkinElmer, Inc.	323	47,504
Thermo Fisher Scientific, Inc.	839	427,638
		483,749
Pharmaceuticals - 4.6%
Bristol-Myers Squibb Co.	5,312	326,316
Johnson & Johnson	6,444	1,051,210
Merck & Co., Inc.	2,459	189,515
Pfizer, Inc.	12,842	461,028
Viatris, Inc. (a)	10,920	185,531
		2,213,600

TOTAL HEALTH CARE		7,201,409

INDUSTRIALS - 14.3%
Aerospace & Defense - 1.8%
Curtiss-Wright Corp.	1,133	117,594
Moog, Inc. Class A	1,442	106,521
Parsons Corp. (a)	2,287	81,554
Raytheon Technologies Corp.	3,687	246,034
Teledyne Technologies, Inc. (a)	69	24,634
Textron, Inc.	686	31,048
The Boeing Co.	1,256	243,903
		851,288
Air Freight & Logistics - 0.1%
FedEx Corp.	184	43,303
Airlines - 0.8%
American Airlines Group, Inc.	2,110	36,229
Copa Holdings SA Class A	1,598	123,637
Southwest Airlines Co.	4,623	203,135
		363,001
Building Products - 1.7%
Carrier Global Corp.	7,286	280,511
Fortune Brands Home & Security, Inc.	525	45,281
Johnson Controls International PLC	4,189	208,696
Owens Corning	184	14,278
Simpson Manufacturing Co. Ltd.	725	66,700
Trane Technologies PLC	800	114,680
UFP Industries, Inc.	2,095	113,004
		843,150
Commercial Services & Supplies - 0.6%
Republic Services, Inc.	1,933	174,975
UniFirst Corp.	287	61,074
Waste Management, Inc.	610	67,905
		303,954
Construction & Engineering - 0.7%
EMCOR Group, Inc.	2,555	225,607
Quanta Services, Inc.	1,667	117,473
		343,080
Electrical Equipment - 1.6%
Acuity Brands, Inc.	678	81,523
AMETEK, Inc.	420	47,569
Eaton Corp. PLC	2,457	289,189
Emerson Electric Co.	1,175	93,236
Hubbell, Inc. Class B	378	58,817
nVent Electric PLC	3,913	87,573
Regal Beloit Corp.	69	8,658
Rockwell Automation, Inc.	344	85,494
		752,059
Industrial Conglomerates - 1.8%
General Electric Co.	48,218	514,968
Honeywell International, Inc.	1,850	361,435
		876,403
Machinery - 3.5%
AGCO Corp.	2,605	288,895
Allison Transmission Holdings, Inc.	1,912	77,818
Caterpillar, Inc.	2,789	509,941
Cummins, Inc.	558	130,806
Deere & Co.	943	272,338
Dover Corp.	249	29,006
ITT, Inc.	26	1,942
Otis Worldwide Corp.	1,953	126,261
Parker Hannifin Corp.	417	110,342
Rexnord Corp.	2,232	84,504
Timken Co.	923	69,834
		1,701,687
Professional Services - 0.2%
Manpower, Inc.	516	45,635
Nielsen Holdings PLC	1,806	40,328
		85,963
Road & Rail - 1.5%
CSX Corp.	2,896	248,346
Kansas City Southern	12	2,432
Norfolk Southern Corp.	740	175,099
Schneider National, Inc. Class B	3,388	71,148
Union Pacific Corp.	466	92,021
Werner Enterprises, Inc.	3,988	156,489
		745,535

TOTAL INDUSTRIALS		6,909,423

INFORMATION TECHNOLOGY - 9.1%
Communications Equipment - 0.9%
Ciena Corp. (a)	125	6,674
Cisco Systems, Inc.	9,077	404,653
F5 Networks, Inc. (a)	143	28,021
		439,348
Electronic Equipment & Components - 0.3%
Corning, Inc.	1,413	50,684
National Instruments Corp.	1,139	47,155
SYNNEX Corp.	478	39,014
		136,853
IT Services - 2.7%
Amdocs Ltd.	1,716	121,184
Automatic Data Processing, Inc.	1,192	196,823
CACI International, Inc. Class A (a)	566	136,531
Concentrix Corp. (a)	478	51,108
Euronet Worldwide, Inc. (a)	482	60,231
Fidelity National Information Services, Inc.	388	47,902
Global Payments, Inc.	2,174	383,754
IBM Corp.	1,571	187,122
PayPal Holdings, Inc. (a)	546	127,933
		1,312,588
Semiconductors & Semiconductor Equipment - 3.4%
Amkor Technology, Inc.	3,374	52,364
Applied Materials, Inc.	2,428	234,739
Broadcom, Inc.	301	135,601
Cirrus Logic, Inc. (a)	1,361	127,512
Diodes, Inc. (a)	314	22,225
Intel Corp.	7,749	430,147
Micron Technology, Inc. (a)	2,005	156,931
NVIDIA Corp.	129	67,027
ON Semiconductor Corp. (a)	2,039	70,325
Qorvo, Inc. (a)	337	57,587
Qualcomm, Inc.	1,340	209,415
Synaptics, Inc. (a)	446	44,252
Texas Instruments, Inc.	96	15,906
		1,624,031
Software - 1.5%
Adobe, Inc. (a)	146	66,980
Box, Inc. Class A (a)	2,311	40,073
Dropbox, Inc. Class A (a)	1,802	40,779
FireEye, Inc. (a)	5,098	107,058
Microsoft Corp.	482	111,805
Proofpoint, Inc. (a)	391	50,470
Salesforce.com, Inc. (a)	238	53,683
Synopsys, Inc. (a)	408	104,224
Teradata Corp. (a)	133	3,578
Workday, Inc. Class A (a)	466	106,029
Workiva, Inc. (a)	362	35,284
		719,963
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.	1,097	144,760

TOTAL INFORMATION TECHNOLOGY		4,377,543

MATERIALS - 3.7%
Chemicals - 1.2%
Cabot Corp.	70	3,074
CF Industries Holdings, Inc.	1,986	82,181
DuPont de Nemours, Inc.	193	15,334
Eastman Chemical Co.	2,007	197,388
Huntsman Corp.	4,369	115,429
Linde PLC	664	162,946
NewMarket Corp.	18	7,059
		583,411
Construction Materials - 0.3%
Vulcan Materials Co.	835	124,532
Containers & Packaging - 0.3%
Berry Global Group, Inc. (a)	167	8,245
Graphic Packaging Holding Co.	5,571	87,242
WestRock Co.	1,176	48,722
		144,209
Metals & Mining - 1.9%
Freeport-McMoRan, Inc.	10,655	286,726
Hecla Mining Co.	9,198	52,337
Newmont Corp.	4,263	254,075
Reliance Steel & Aluminum Co.	1,304	151,368
Royal Gold, Inc.	1,838	196,445
		940,951

TOTAL MATERIALS		1,793,103

REAL ESTATE - 3.1%
Equity Real Estate Investment Trusts (REITs) - 3.1%
American Homes 4 Rent Class A	4,630	139,965
American Tower Corp.	329	74,801
Apple Hospitality (REIT), Inc.	4,859	60,640
AvalonBay Communities, Inc.	252	41,245
Columbia Property Trust, Inc.	2,206	30,002
Crown Castle International Corp.	1,143	182,034
Equinix, Inc.	197	145,772
Equity Commonwealth	1,642	46,813
Equity Residential (SBI)	283	17,444
First Industrial Realty Trust, Inc.	544	22,108
Gaming & Leisure Properties	1,413	58,117
Highwoods Properties, Inc. (SBI)	93	3,487
Host Hotels & Resorts, Inc.	6,959	94,294
Life Storage, Inc.	1,366	111,438
Park Hotels & Resorts, Inc.	10,537	175,757
Potlatch Corp.	714	34,101
Prologis (REIT), Inc.	535	55,212
Public Storage	276	62,823
SBA Communications Corp. Class A	205	55,077
Stag Industrial, Inc.	94	2,801
Terreno Realty Corp.	123	6,959
Ventas, Inc.	60	2,764
Weyerhaeuser Co.	2,713	84,618
		1,508,272
UTILITIES - 4.4%
Electric Utilities - 3.2%
American Electric Power Co., Inc.	476	38,513
Duke Energy Corp.	1,528	143,632
Entergy Corp.	173	16,492
Eversource Energy	53	4,638
Exelon Corp.	4,721	196,205
Hawaiian Electric Industries, Inc.	1,171	38,713
IDACORP, Inc.	403	35,585
NextEra Energy, Inc.	8,676	701,628
NRG Energy, Inc.	3,176	131,518
Portland General Electric Co.	3,016	127,547
PPL Corp.	4,152	114,886
		1,549,357
Gas Utilities - 0.1%
UGI Corp.	1,027	36,962
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp.	7,003	139,850
Multi-Utilities - 0.7%
Dominion Energy, Inc.	175	12,756
DTE Energy Co.	156	18,520
MDU Resources Group, Inc.	5,292	139,127
NiSource, Inc.	1,160	25,694
NorthWestern Energy Corp.	157	8,552
Public Service Enterprise Group, Inc.	1,305	73,641
Sempra Energy	680	84,157
		362,447
Water Utilities - 0.1%
American Water Works Co., Inc.	187	29,737

TOTAL UTILITIES		2,118,353

TOTAL COMMON STOCKS
(Cost $45,287,121)		47,848,254

Money Market Funds - 0.5%
Fidelity Cash Central Fund 0.09% (b)
(Cost $251,748)	251,698	251,748
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $45,538,869)		48,100,002
NET OTHER ASSETS (LIABILITIES) - 0.2%(c)		91,209
NET ASSETS - 100%		$48,191,211

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1	March 2021	$185,260	$(2,807)	$(2,807)

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Includes $22,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$515
Total	$515

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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